UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Item 1.	Schedule of Investments

Schedule of Investments January 31, 2014	(Unaudited)

LSV Small Cap Value Equity Fund	Shares	Value (000)
Common Stock (97.8%)
Aerospace & Defense (2.4%)
AAR	7,000	$187
Alliant Techsystems	1,600	230
Curtiss-Wright	1,700	104
Navigant Consulting*	8,900	156

		677

Agricultural Products (0.5%)
Fresh Del Monte Produce	5,400	143

Air Freight & Logistics (1.4%)
Air Transport Services Group*	14,300	90
Atlas Air Worldwide Holdings*	4,500	159
Park-Ohio Holdings*	2,900	139

		388

Aircraft (2.4%)
Alaska Air Group	2,600	205
Hawaiian Holdings*	22,400	228
Republic Airways Holdings*	14,600	143
SkyWest	7,300	95

		671

Alternative Carriers (2.2%)
Inteliquent	11,200	130
Iridium Communications*	18,000	114
Premiere Global Services*	12,100	132
Vonage Holdings*	52,400	242

		618

Apparel Retail (0.8%)
Men’s Wearhouse	3,000	144
Stage Stores	3,600	71

		215

Apparel/Textiles (0.0%)
Perry Ellis International*	150	2

Asset Management & Custody Banks (1.2%)
BlackRock Kelso Capital	16,400	152
Calamos Asset Management, Cl A	6,500	75
Medallion Financial	8,610	115

		342

Automotive (2.3%)
Cooper Tire & Rubber	6,200	145
Cooper-Standard Holding*	2,700	157
Standard Motor Products	3,000	98
Stoneridge*	10,200	116
Strattec Security	2,300	126

		642

Banks (12.2%)
1st Source	5,000	147
Arrow Financial	4,200	105

	Shares	Value (000)
Banks (continued)
Banco Latinoamericano de Comercio Exterior, Cl E	9,340	$237
BBCN Bancorp	11,500	173
Berkshire Hills Bancorp	3,700	91
Camden National	2,600	92
Chemical Financial	5,540	160
Citizens & Northern	700	14
Community Trust Bancorp	2,600	105
Enterprise Financial Services	400	8
Federal Agricultural Mortgage, Cl C	3,400	104
First Defiance Financial	283	7
First Interstate Bancsystem, Cl A	7,000	180
First Merchants	2,700	57
Flushing Financial	8,000	164
Fulton Financial	11,100	137
Great Southern Bancorp	7,500	207
International Bancshares	6,900	162
MainSource Financial Group	4,990	81
OFG Bancorp	12,700	185
Peoples Bancorp	6,170	139
Popular*	4,900	129
Provident Financial Holdings	8,800	133
Republic Bancorp, Cl A	5,330	123
S&T Bancorp	3,700	87
Susquehanna Bancshares	15,700	170
Webster Financial	6,000	182
WesBanco	3,200	91

		3,470

Biotechnology (0.7%)
Myriad Genetics*	3,400	94
PDL BioPharma	10,700	97

		191

Chemicals (1.8%)
FutureFuel	6,900	113
Olin	10,400	267
OMNOVA Solutions*	13,000	118

		498

Commercial Printing (1.3%)
Consolidated Graphics*	2,100	136
Courier	240	4
Deluxe	1,700	82
Ennis	10,900	158

		380

Commercial Services (2.0%)
Convergys	9,000	183
CSG Systems International	7,290	219
Sykes Enterprises*	8,200	172

		574

Commodity Chemicals (0.2%)
Cabot	1,030	50

Schedule of Investments January 31, 2014	(Unaudited)

LSV Small Cap Value Equity Fund	Shares	Value (000)
Computer & Electronics Retail (0.7%)
Rent-A-Center, Cl A	7,500	$187

Computers & Services (1.8%)
Imation*	6,000	29
QLogic*	16,200	187
Super Micro Computer*	8,600	177
TeleCommunication Systems, Cl A*	34,350	78
United Online	2,185	26

		497

Construction & Engineering (1.1%)
MYR Group*	7,300	183
Tutor Perini*	5,400	122

		305

Consumer Products (0.8%)
Smith & Wesson Holding*	17,500	229

Distributors (0.4%)
VOXX International, Cl A*	9,500	127

Diversified REIT’s (1.0%)
Lexington Realty Trust	6,100	66
One Liberty Properties	4,600	96
RAIT Financial Trust	1,966	16
Winthrop Realty Trust	9,300	107

		285

Electrical Components & Equipment (0.6%)
Coleman Cable	6,500	171

Electrical Services (2.2%)
Avista	13,900	401
Portland General Electric	7,900	238

		639

Financial Services (1.4%)
Nelnet, Cl A	4,100	153
World Acceptance*	2,600	249

		402

Food Distributors (0.3%)
Spartan Stores	3,900	88

Food, Beverage & Tobacco (1.7%)
John B Sanfilippo & Son	3,500	81
Omega Protein*	1,900	19
Sanderson Farms	3,100	230
Seneca Foods, Cl A*	2,100	61
Universal	1,900	98

		489

General Merchandise Stores (0.6%)
Big Lots*	3,900	105
Gordmans Stores	11,000	79

		184

Health Care Distributors (0.7%)
PharMerica*	8,100	197

	Shares	Value (000)
Health Care Equipment (1.8%)
Exactech*	6,300	$141
Greatbatch*	3,500	149
Hill-Rom Holdings	2,900	105
PhotoMedex*	8,500	118

		513

Health Care Facilities (1.7%)
Kindred Healthcare	14,900	282
Select Medical Holdings	19,200	208

		490

Health Care Services (0.3%)
Gentiva Health Services*	8,200	93

Industrials (0.9%)
Brink’s	8,100	256

Insurance (6.7%)
American Equity Investment Life
Holding	8,000	176
American Financial Group	800	44
Aspen Insurance Holdings	4,600	179
CNO Financial Group	12,900	219
FBL Financial Group, Cl A	3,200	124
Horace Mann Educators	5,200	145
Magellan Health Services*	1,400	84
Protective Life	2,800	137
Stancorp Financial Group	2,800	180
Symetra Financial	11,200	214
Tower Group International	6,600	16
Triple-S Management, Cl B*	10,900	194
Universal Insurance Holdings	15,100	168

		1,880

Internet Retail (0.2%)
FTD*	1,900	59

IT Consulting & Other Services (0.4%)
CACI International, Cl A*	1,400	104

Leasing & Renting (1.3%)
Aircastle	5,800	110
Houston Wire & Cable	10,500	139
Ryder System	400	28
TAL International Group	2,300	99

		376

Life Sciences Tools & Services (0.3%)
Albany Molecular Research*	7,300	78

Machinery (3.3%)
American Railcar Industries	5,400	264
Ampco-Pittsburgh	4,880	87
Columbus McKinnon*	3,600	89
Hurco	2,500	65
Hyster-Yale Materials Handling	1,492	128
Kadant	2,900	104
LB Foster, Cl A	2,500	108
NACCO Industries, Cl A	746	44
NN	2,400	42

Schedule of Investments January 31, 2014	(Unaudited)

LSV Small Cap Value Equity Fund	Shares	Value (000)
Machinery (continued)
Oshkosh	190	$10

		941

Marine (0.7%)
Safe Bulkers	19,300	189

Metal & Glass Containers (0.3%)
Myers Industries	4,200	80

Mortgage REIT’s (3.3%)
Anworth Mortgage Asset	20,400	96
Capstead Mortgage	10,600	134
Dynex Capital	22,700	183
Hatteras Financial	8,100	145
MFA Financial	1,800	13
Mortgage Investment Trust	11,200	186
PennyMac Mortgage Investment Trust	7,500	177
Two Harbors Investment	950	9

		943

Office Equipment (0.2%)
Steelcase, Cl A	3,980	59

Office REIT’s (1.4%)
Brandywine Realty Trust	18,100	258
CommonWealth	5,100	125

		383

Oil & Gas Equipment & Services (1.8%)
Matrix Service*	7,300	192
McDermott International*	12,300	102
Newpark Resources*	14,400	164
TGC Industries	8,795	57

		515

Oil & Gas Storage & Transportation (0.4%)
StealthGas*	10,600	102

Paper & Paper Products (1.3%)
Neenah Paper	6,200	269
PH Glatfelter	3,700	115

		384

Personal Products (0.5%)
Nutraceutical International*	5,400	135

Petroleum & Fuel Products (5.6%)
Alon USA Energy	7,900	124
Delek US Holdings	3,300	100
Energy XXI Bermuda	8,500	195
EPL Oil & Gas*	8,000	215
Hercules Offshore*	26,500	132
Parker Drilling*	35,100	261
Stone Energy*	2,100	65
Warren Resources*	55,500	187
Western Refining	8,000	313

		1,592

	Shares	Value (000)
Pharmaceuticals (0.7%)
Questcor Pharmaceuticals	2,400	$161
Sciclone Pharmaceuticals*	7,700	36

		197

Printing & Publishing (2.9%)
CSS Industries	5,260	141
Journal Communications, Cl A*	15,000	119
Lexmark International, Cl A	5,400	212
Libbey*	3,800	82
Scholastic	4,600	152
Valassis Communications	3,700	126

		832

Reinsurance (3.6%)
Endurance Specialty Holdings	3,700	194
Maiden Holdings	26,800	294
Montpelier Re Holdings	9,800	273
Platinum Underwriters Holdings	2,500	142
Validus Holdings	2,900	104

		1,007

Retail (3.1%)
Big 5 Sporting Goods	10,100	173
Brinker International	5,900	285
CEC Entertainment	2,830	153
Dillard’s, Cl A	110	10
Ingles Markets, Cl A	4,500	123
Roundy’s	17,000	144

		888

Retail REIT’s (2.0%)
Agree Realty	3,400	97
CBL & Associates Properties	5,600	95
Cedar Realty Trust	23,900	151
Inland Real Estate	21,100	223

		566

Semi-Conductors/Instruments (3.0%)
Benchmark Electronics*	12,100	275
Integrated Silicon Solution*	9,100	107
Key Tronic*	4,700	49
OmniVision Technologies*	8,900	137
Photronics*	12,370	103
Sanmina*	11,000	184

		855

Specialized Consumer Services (0.5%)
Outerwall*	2,400	154

Specialized REIT’s (1.2%)
Ashford Hospitality Prime	2,220	37
Ashford Hospitality Trust	11,100	104
Hospitality Properties Trust	2,090	54
Sunstone Hotel Investors	12,400	159

		354

Technology Distributors (2.0%)
Ingram Micro, Cl A*	2,210	55

Schedule of Investments January 31, 2014	(Unaudited)

LSV Small Cap Value Equity Fund	Shares/ Face Amount (000)	Value (000)
Technology Distributors (continued)
Insight Enterprises*	7,200	$152
SYNNEX*	2,300	129
Tech Data*	4,500	243

		579

Telephones & Telecommunications (0.9%)
Black Box	3,520	96
Comtech Telecommunications	2,100	64
Tessco Technologies	2,800	93

		253

Wireless Telecommunication Services (0.8%)
NTELOS Holdings	7,200	118
USA Mobility	7,850	112

		230

Total Common Stock
(Cost $24,993)		27,748

Repurchase Agreement (2.6%)
Morgan Stanley 0.010%, dated 01/31/14, to be repurchased on 02/03/14, purchase price $724,942 (collateralized by US Treasury Obligations, par value $18,755 - $317,100, 0.250% - 6.500%, 02/28/15 - 11/15/26; with total market value of $739,442)	$725	725

Total Repurchase Agreement
(Cost $725)		725

Total Investments — 100.4%
(Cost $25,718)†		$28,473

Percentages are based on Net Assets of $28,358 (000).

Cl — Class

REIT — Real Estate Investment Trust

*	Non-income producing security.

†	At January 31, 2014, the tax basis cost of the Fund’s investments was $25,718 (000), and the unrealized appreciation and depreciation were $3,790 (000) and ($1,035 (000)) respectively.

The following is a list of the level of inputs used as of January 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$27,748	$—	$—	$27,748
Repurchase Agreement	—	725	—	725
Total Investments in Securities	$27,748	$725	$—	$28,473

For the period ended January 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of January 31, 2014, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-004-0200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2014